Non-current assets held-for-sale (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-current assets held-for-sale [Line Items]
Real estate, non-current assets held-for-sale	R$ 174,355	R$ 166,943